SHARE-BASED COMPENSATION (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended								12 Months Ended
	Feb. 26, 2009	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	Dec. 31, 2010	May 31, 2007	Jul. 31, 2011 Minimum [Member]	Jul. 31, 2010 Minimum [Member]	Jul. 31, 2011 Maximum [Member]	Jul. 31, 2010 Maximum [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	May 31, 2011 Stock Options [Member]	May 31, 2007 Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	May 31, 2011 Restricted Stock Units (RSUs) [Member]	May 31, 2007 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized													1,400,000	8,000,000			1,400,000	8,000,000
Number of common shares subscribed by authorized options and RSUs				8,400,000		48,000,000
Weighted average exercise price per option	$ 3.30	$ 1.40	$ 1.40		$ 1.40
Vesting period for options	5 years	7 years
Increase in the fair value of options due to plan modification		$ 2,614
Expected forfeiture rate		15.00%					10.00%	5.00%	15.00%	10.00%
Unrecognized compensation cost related to non-vested stock options		204	1,210
Unrecognized compensation cost, recognition period		3 years	4 years												2 years	2 years 1 month 17 days
Unrecognized compensation cost related to non-vested RSUs		$ 190	$ 164
Shares available for future grant											3,940,253	1,809,751			3,940,253	1,809,751